UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-10171



Name of Fund: Master Senior Floating Rate LLC



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

Master Senior Floating Rate LLC,

55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 08/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



Master Senior Floating Rate LLC



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

Master Senior Floating Rate LLC



Date: August 23, 2010





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10171
Reporting Period: 07/01/2009 - 06/30/2010
Master Senior Floating Rate LLC









======================= MASTER SENIOR FLOATING RATE LLC ========================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS INC.

Ticker:       GEOSC          Security ID:  37246R205
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  NOV 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management
1.6   Elect Director Bradley E. Scher         For       For          Management
2     Increase Authorized Common Stock        For       For          Management


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WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700108
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management


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WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AA6
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management


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WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AB4
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management

========== END NPX REPORT